EQUITY (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended											12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	Dec. 31, 2007	Aug. 12, 2013	Feb. 14, 2013	Sep. 10, 2012	Dec. 23, 2010	Feb. 18, 2014 Subsequent Event [Member]	Dec. 31, 2013 Payment One [Member]	Dec. 31, 2013 Payment Two [Member]	Dec. 31, 2013 Payment Three [Member]	Dec. 31, 2007 2007 Plan [Member]	Dec. 31, 2013 2007 Plan [Member] Minimum [Member]	Dec. 31, 2013 2007 Plan [Member] Maximum [Member]	Dec. 31, 2010 Common Stock [Member]
Issuance of Ordinary shares and warrants (net of issuance expenses $ 1,080) (in shares)																		3,287,616
Stock Issued During Period New Issues Price Per Share																		$ 6.5
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										1,134,231
Class Of Warrant Exercise Price Of Warrants Or Rights										$ 8.26
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	1,153,063
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized															1,500,000
Granted - Number of options	85,000				100,000	825,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 6	$ 4	$ 1.88
Exercised - Aggregate intrinsic value	$ 1,741	$ 572	$ 2,197
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	423
Dividends Payable, Amount Per Share							$ 0.09	$ 0.12	$ 0.10		$ 0.12
Issuance (expense on issuance) of Ordinary shares	0	0	(21)	20,290
Class Of Warrant Or Right Adjusted Exercise Price Of Warrants Or Rights	$ 7.75
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized															1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period																3 years	4 years
Dividends Payable							$ 3,390	$ 4,397	$ 3,661		$ 4,470
Dividends Payable, Date to be Paid												Oct. 17, 2012	Mar. 14, 2013	Sep. 03, 2013